Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
Note 11. Net Loss Per Share
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three months ended March 31,
	2023	2022
Numerator:
Net loss	$(9,102)	$(2,878)

Denominator:
Weighted-average number of common shares outstanding	84,645,097	65,774,528

Basic and diluted net loss per common share	$(0.11)	$(0.04)

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Three months ended March 31,
	2023	2022
Stock warrants	47,720,836	—
Stock options	13,971,079	10,351,020
RSUs	295,000	—

Total	61,986,915	10,351,020

Note 14. Net Loss Per Share
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year ended December 31,
	2022	2021
Numerator:
Net loss	$(17,332)	$(9,896)

Denominator:
Weighted-average number of common shares outstanding	71,342,720	65,764,450

Basic and diluted net loss per common share	$(0.24)	$(0.15)

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive:

	Year ended December 31,
	2022	2021
Stock warrants	47,720,836	—
Stock options	14,073,874	10,372,865
RSUs	185,000	—

Total	61,979,710	10,372,865